Financial Statement Schedule I Condensed Financial Information of Parent Company - STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Net income	¥ 340,046	$ 49,457	¥ 167,682	¥ 23,946
Other comprehensive income, net of tax
Foreign currency translation adjustment	60,357		(3,175)	5,262
Unrealized gain on available-for-sale investments and others, (net of tax effect of nil, RMB 1,554 and nil for years ended December 31, 2016, 2017 and 2018, respectively)	14,684	2,136	9,484	303
Comprehensive income attributable to Huami Corporation	415,087	60,372	173,991	29,511
Parent Company
Net income	340,046	49,457	167,682	23,946
Other comprehensive income, net of tax
Foreign currency translation adjustment	75,041	10,914	(3,175)	5,262
Unrealized gain on available-for-sale investments and others, (net of tax effect of nil, RMB 1,554 and nil for years ended December 31, 2016, 2017 and 2018, respectively)			9,484	303
Comprehensive income attributable to Huami Corporation	¥ 415,087	$ 60,371	¥ 173,991	¥ 29,511